Employee Benefit Plans and Postretirement Benefits	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits

Note 11: Employee Benefit Plans and Postretirement Benefits

CNH Industrial provides pension, healthcare and insurance plans and other postemployment benefits to their employees and retirees under defined contribution and defined benefit plans.

In the case of defined contribution plans, CNH Industrial makes contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. Once the contributions have been made, the Company has no further payment obligations. CNH Industrial recognizes the contribution cost when the employees have rendered their service and includes this cost by function in cost of goods sold, SG&A expense, and R&D expense. During the years ended December 31, 2015, 2014, and 2013, CNH Industrial recorded expense of $185 million, $244 million, and $194 million, respectively, for its defined contribution plans.

Defined benefit plans are classified by CNH Industrial on the basis of the type of benefit provided as follows: pension plans, healthcare plans, and other postemployment benefit plans.

Pension Plans

Pension obligations primarily comprise the obligations of the Company’s pension plans in the United States, the United Kingdom, and Germany.

Under these plans, contributions are made to a separate fund (trust) that independently administers the plan assets. The Company’s funding policy is to meet the minimum funding requirements pursuant to the laws of the applicable jurisdictions. The Company may also choose to make discretionary contributions.

Healthcare Postretirement Benefit Plans

Healthcare postretirement benefit plan obligations comprise obligations for healthcare and insurance plans granted to employees working in the U.S. and Canada. These plans generally cover employees retiring on or after reaching the age of 55 who have completed at least 10 years of employment. CNH Industrial U.S. salaried and non-represented hourly employees and Canadian employees hired after January 1, 2001 and January 1, 2002, respectively, are not eligible for postretirement healthcare and life insurance benefits under the CNH Industrial plans. These benefits may be subject to deductibles, co-payment provisions and other limitations, and CNH Industrial has reserved the right to change or terminate these benefits, subject to the provisions of any collective bargaining agreement. These plans are not required to be funded. However, beginning in 2007, the Company began making contributions on a voluntary basis to a separate and independently managed fund established to finance the North American healthcare plans.

Other Postemployment Benefits

Other postemployment benefits consist of obligations for Italian Employee Leaving Entitlements up to December 31, 2006, loyalty bonus in Italy and various other similar plans in France, Germany and Belgium. Until December 31, 2006, Italian companies with more than 50 employees were required to accrue for benefits paid to employees upon them leaving the Company. The scheme has since changed to a defined contribution plan. The obligation on our consolidated balance sheet represents the residual reserve for years until December 31, 2006. Loyalty bonus is accrued for employees who have reached certain service seniority and are generally settled when employees leave the Company. These plans are not required to be funded and, therefore, have no plan assets.

Obligations and Funded Status

The following summarizes data from CNH Industrial’s defined benefit pension, healthcare and other postemployment plans for the years ended December 31, 2015 and 2014:

	Pension		Healthcare ˡ		Other ˡ
	2015	2014	2015	2014	2015	2014
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$3,619	$3,441	$1,243	$1,117	$526	$565
Service cost	30	27	8	9	15	18
Interest cost	112	134	48	51	5	10
Plan participants’ contributions	3	3	9	8	—	—
Actuarial (gain) loss	(159)	442	(64)	150	(37)	58
Gross benefits paid	(190)	(233)	(80)	(78)	(45)	(40)
Plan amendments	—	1	—	(12)	—	(24)
Currency translation adjustments and other	(134)	(196)	(7)	(2)	(41)	(61)
Ending benefit obligation	3,281	3,619	1,157	1,243	423	526
Change in the fair value of plan assets:
Beginning plan assets	2,686	2,665	107	98	—	—
Actual return on plan assets	(9)	288	—	11	—	—
Employer contributions	27	28	—	—	—	—
Plan participants’ contributions	3	3	—	—	—	—
Gross benefits paid	(161)	(199)	(2)	(2)	—	—
Currency translation adjustments and other	(66)	(99)	—	—	—	—
Ending plan assets	2,480	2,686	105	107	—	—
Funded status:	$(801)	$(933)	$(1,052)	$(1,136)	$(423)	$(526)

ˡ The healthcare and other postemployment plans are not required to be prefunded.

The following summarizes data from CNH Industrial’s defined benefit pension plans by significant geographical area for the years ended December 31, 2015 and 2014:

	U.S.		U.K		Germanyˡ		Other Countriesˡ
	2015	2014	2015	2014	2015	2014	2015	2014
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$1,291	$1,223	$1,468	$1,360	$523	$537	$337	$321
Service cost	6	5	7	5	4	4	13	13
Interest cost	48	55	50	56	8	14	6	9
Plan participants’ contributions	—	—	—	—	—	—	3	3
Actuarial (gain) loss	(54)	128	(74)	199	(16)	71	(15)	44
Gross benefits paid	(83)	(120)	(64)	(62)	(29)	(34)	(14)	(17)
Plan amendments	—	—	—	—	—	—	—	1
Currency translation adjustments and other	—	—	(55)	(90)	(52)	(69)	(27)	(37)
Ending benefit obligation	1,208	1,291	1,332	1,468	438	523	303	337
Change in the fair value of plan assets:
Beginning plan assets	1,295	1,269	1,105	1,099	5	6	281	291
Actual return on plan assets	(30)	146	13	119	—	—	8	23
Employer contributions	—	—	17	17	—	—	10	11
Plan participants’ contributions	—	—	—	—	—	—	3	3
Gross benefits paid	(83)	(120)	(64)	(62)	—	—	(14)	(17)
Currency translation adjustments and other	—	—	(43)	(68)	—	(1)	(23)	(30)
Ending plan assets	1,182	1,295	1,028	1,105	5	5	265	281
Funded status:	$(26)	$4	$(304)	$(363)	$(433)	$(518)	$(38)	$(56)

ˡ Pension benefits in Germany and some other countries are not required to be prefunded.

Net amounts recognized in the consolidated balance sheets as of December 31, 2015 and 2014 consist of:

	Pension		Healthcare		Other
	2015	2014	2015	2014	2015	2014
	(in millions)
Other assets	$6	$19	$—	$—	$—	$—
Pension, postretirement and other postemployment benefits	(807)	(952)	(1,052)	(1,136)	(423)	(526)
Net liability recognized at end of year	$(801)	$(933)	$(1,052)	$(1,136)	$(423)	$(526)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2015 consist of:

	Pension	Healthcare	Other
	(in millions)
Unrecognized actuarial losses	$970	$195	$66
Unrecognized prior service credit	(3)	(10)	(4)
Accumulated other comprehensive loss	$967	$185	$62

The following table summarizes the aggregate pension accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension
	2015	2014
	(in millions)
Accumulated benefit obligation	$3,182	$2,103
Fair value of plan assets	$2,404	$1,191

The following table summarizes CNH Industrial’s pension and other postemployment plans with projected benefit obligations in excess of plan assets:

	Pension		Healthcare		Other
	2015	2014	2015	2014	2015	2014
	(in millions)
Projected benefit obligation	$3,211	$2,149	$1,157	$1,243	$423	$526
Fair value of plan assets	$2,404	$1,191	$105	$107	$—	$—

The total accumulated benefit obligation for pension was $3,252 million and $3,570 million as of December 31, 2015 and 2014, respectively.

Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit for the years ended December 31, 2015, 2014, and 2014:

	Pension			Healthcare			Other
	2015	2014	2013	2015	2014	2013	2015	2014	2013
	(in millions)
Service cost	$30	$27	$27	$8	$9	$9	$15	$18	$16
Interest cost	112	134	126	48	51	45	5	10	12
Expected return on assets	(140)	(151)	(166)	(7)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	1	2	(10)	(12)	(12)	1	2	1
Actuarial loss (gain)	83	64	78	26	5	22	(7)	13	(5)
Settlement loss and other	—	—	1	—	—	—	—	1	1
Net periodic benefit cost	$85	$75	$68	$65	$46	$57	$14	$44	$25

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations that are recognized in other comprehensive loss during 2015 consist of:

	Pension	Healthcare	Other
	(in millions)
Net periodic benefit cost	$85	$65	$14
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial gains	(10)	(57)	(37)
Amortization of actuarial gains (losses)	(83)	(26)	7
Amortization of prior service (cost) credit	—	10	(1)
Currency translation adjustments and other	(38)	(1)	(9)
Total recognized in other comprehensive loss	(131)	(74)	(40)
Total recognized in comprehensive loss	$(46)	$(9)	$(26)

Pre-tax amounts expected to be amortized in 2016 from accumulated other comprehensive loss consist of:

	Pension	Healthcare	Other
	(in millions)
Actuarial losses	$(79)	$(15)	$—
Prior service (cost) credit	—	4	(1)
Total	$(79)	$(11)	$(1)

Actuarial gains and losses are recorded in accumulated other comprehensive income (loss). To the extent unamortized gains and losses exceed 10% of the higher of the market-related value of assets or the benefit obligation, the excess is amortized as a component of net periodic cost over the remaining service period of the active participants. For plans in which all or almost all of the plan's participants are inactive, the amortization period is the remaining life expectancy of the inactive participants.

Assumptions

The following assumptions were utilized in determining the funded status as at December 31, 2015 and 2014, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2015, 2014, and 2013:

	Pension plans			Healthcare plans			Other
(in %)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Assumptions used to determine funded status at December 31
Weighted-average discount rates	3.49	3.22	n/a	4.27	3.96	n/a	2.06	1.81	n/a
Weighted-average rate of compensation increase	2.98	3.25	n/a	2.50	3.00	n/a	1.33	2.27	n/a
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	6.98	7.23	n/a	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	n/a	n/a	n/a	n/a
Assumptions used to determine expense for the years ended December 31
Weighted-average discount rates	3.22	4.05	3.75	3.96	4.67	3.79	1.81	3.00	3.27
Weighted-average rate of compensation increase	3.25	3.35	2.99	3.00	3.42	3.42	2.27	2.63	2.75
Weighted-average long-term rates of return on plan assets	5.38	5.85	5.95	6.75	6.75	7.00	n/a	n/a	n/a
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	7.23	8.19	7.04	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	5.00	n/a	n/a	n/a

*	CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2024 and 2018 for U.S. and Canada plans, respectively.

Assumed discount rates are used in measurements of pension, healthcare and other postemployment benefit obligations and interest cost components of net periodic cost. CNH Industrial selects its assumed discount rates based on the consideration of equivalent yields on high-quality fixed income investments at the measurement date. The assumed discount rate is used to discount future benefit obligations back to today’s dollars. The discount rates for the U.S., European, U.K. and Canadian obligations are based on a benefit cash flow-matching approach and represent the rates at which the benefit obligations could effectively be settled as of the measurement date, December 31. The benefit cash flow-matching approach involves analyzing CNH Industrial’s projected cash flows against a high quality bond yield curve, mainly calculated using a wide population of AA-grade corporate bonds subject to minimum amounts outstanding and meeting other defined selection criteria. The discount rates for the CNH Industrial’s remaining obligations are based on benchmark yield data of high-quality fixed income investments for which the timing and amounts of payments approximate the timing and amounts of projected benefit payments.

The expected long-term rate of return on plan assets reflects management’s expectations on long-term average rates of return on funds invested to provide for benefits included in the projected benefit obligations. The expected return is based on the outlook for inflation, fixed income returns and equity returns, while also considering asset allocation and investment strategy, premiums for active management to the extent asset classes are actively managed, and plan expenses. Return patterns and correlations, consensus return forecasts, and other relevant financial factors are analyzed to check for reasonability and appropriateness.

The assumed healthcare trend rate represents the rate at which healthcare costs are assumed to increase. Rates are determined based on company-specific experience, consultation with actuaries and outside consultants, and various trend factors including general and healthcare sector-specific inflation projections from the United States Department of Health and Human Services Healthcare Financing Administration. The initial trend is a short-term assumption based on recent experience and prevailing market conditions. The ultimate trend is a long-term assumption of healthcare cost inflation based on general inflation, incremental medical inflation, technology, new medicine, government cost-shifting, utilization changes, an aging population, and a changing mix of medical services.

In October 2014, the Society of Actuaries (“SOA”) in the United States issued updated mortality table (“RP-2014”) and mortality improvement scale (“MP-2014”). Accordingly, CNH Industrial reviewed the historical mortality experience and demographic characteristics of its U.S. pension and Healthcare plan participants and have decided to adopt the variants of Blue Collar tables of RP-2014 as the base mortality tables and Male Scale BB as opposed to MP-2014 as the mortality improvement scale. CNH Industrial management believes the new mortality assumptions most appropriately represent its plans’ experience and characteristics. The adoption of the new mortality assumptions resulted in a total increase of $69 million to the Company’s benefit obligations at December 31, 2014, of which, $37 million was related to Pension plans and $32 million to Healthcare plans.

Beginning in 2016, the Company will change the method used to estimate the service and interest cost components of the net periodic pension and other postretirement benefit costs. The new method uses the spot yield curve approach to estimate the service and interest costs by applying the specific spot rates along the yield curve used to determine the benefit obligations to relevant projected cash outflows. Previously, those costs were determined using a single weighted-average discount rate. The change does not affect the measurement of the Company’s benefit obligations and it is accounted for as a change in accounting estimate, which is applied prospectively beginning in the first quarter of 2016.

A one percentage point change in the assumed healthcare cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)
Total increase/(decrease) in service cost and interest cost components of 2015 Healthcare Plan benefit expense	$8	$(7)
Total increase/(decrease) in accumulated Healthcare benefit obligations as of December 31, 2015	$149	$(121)

Plan Assets

The investment strategy for the plan assets depends on the features of the plan and on the maturity of the obligations. Typically, less mature plan benefit obligations are funded by using more equity securities as they are expected to achieve long-term growth exceeding the rate of inflation. More mature plan benefit obligations are funded using more fixed income securities as they are expected to produce current income with limited volatility. Risk management practices include the use of multiple asset classes and investment managers within each asset class for diversification purposes. Specific guidelines for each asset class and investment manager are implemented and monitored.

Weighted average target asset allocation for all plans for 2015 are as follows:

All Plans
Asset category:
Equity securities	22%
Debt securities	67%
Cash/Other	11%

CNH Industrial determines the fair value of plan assets using observable market data obtained from independent sources when available. CNH Industrial classifies its plan assets according to the fair value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2015:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—large cap	$53	$15	$38	$—
U.S. equities—mid cap	—	—	—	—
U.S. equities—small cap	—	—	—	—
Non-U.S. equities	289	—	289	—
Total Equity securities	342	15	327	—
Fixed income securities:
U.S. government bonds	305	302	3	—
U.S. corporate bonds	504	—	504	—
Non-U.S. government bonds	611	17	594	—
Non-U.S. corporate bonds	112	—	112	—
Mortgage backed securities	1	—	1	—
Other fixed income	12	—	12	—
Total Fixed income securities	1,545	319	1,226	—
Other types of investments:
Mutual funds (A)	537	—	537	—
Insurance contracts	133	—	—	133
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Other (B)	8	—	8	—
Total Other types of investments	678	—	545	133
Cash:	20	1	19	—
Total	$2,585	$335	$2,117	$133

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in both U.S. and non-U.S. equity securities.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2015:

Insurance Contracts
Balance at December 31, 2014	$125
Actual return on plan assets relating to assets still held at reporting date	2
Purchases	7
Settlements	(6)
Transfers in and/or out of level 3	6
Currency impact	(1)
Balance at December 31, 2015	$133

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2014:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—large cap	$—	$—	$—	$—
U.S. equities—mid cap	—	—	—	—
U.S. equities—small cap	—	—	—	—
Non-U.S. equities—large cap	15	15	—	—
Total Equity securities	15	15	—	—
Fixed income securities:
U.S. government bonds	346	336	10	—
U.S. corporate bonds	534	—	534	—
Non-U.S. government bonds	682	17	665	—
Non-U.S. corporate bonds	116	—	116	—
Mortgage backed securities	1	—	1	—
Other fixed income	31	—	31	—
Total Fixed income securities	1,710	353	1,357	—
Other types of investments:
Mutual funds(A)	556	—	556	—
Insurance contracts	125	—	—	125
Derivatives—credit contracts	4	4	—	—
Real estate	—	—	—	—
Other (B)	350	—	350	—
Total Other types of investments	1,035	4	906	125
Cash:	33	—	33	—
Total	$2,793	$372	$2,296	$125

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in both U.S. and non-U.S. equity securities.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2014:

Insurance Contracts
Balance at December 31, 2013	$33
Actual return on plan assets relating to assets still held at reporting date	6
Purchases	105
Settlements	(3)
Currency impact	(16)
Balance at December 31, 2014	$125

Contributions

CNH Industrial expects to contribute (including through direct benefit payments) approximately $64 million to its pension plans, $70 million to its healthcare plans and $30 million to its other postemployment plans in 2016.

The benefit expected to be paid from the benefit plans, which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Healthcare	Medicare Part D Reimbursement	Other
	(in millions)
2016	$189	$74	$(1)	$30
2017	189	72	—	30
2018	188	71	—	35
2019	189	71	—	33
2020	193	70	—	35
2021 - 2025	964	341	(2)	146
Total	$1,912	$699	$(3)	$309